Segment Information - Schedule of Identifiable Long-Lived Tangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Corporate/Other [Member]
Schedule of Identifiable Long-Lived Tangible Assets [Line Items]
Total Identifiable long-lived tangible assets	$ 727	$ 1,298